Equity - Additional Information (Details) - USD ($)				3 Months Ended		12 Months Ended
	Dec. 28, 2023	Dec. 14, 2023	Feb. 19, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024	Jul. 01, 2022
Class of Stock [Line Items]
Common stock, shares authorized		350,000,000		275,000,000		275,000,000	275,000,000
Common stock par value				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		75,000,000		75,000,000		75,000,000	75,000,000
Preferred stock, par value		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding				0		0	0
Common stock voting rights				The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.		The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.
Common stock, shares outstanding				20,221,589		16,019,256	6,445,599
General and administrative expenses				$ 4,308,929	$ 3,170,063	$ 12,905,073	$ 9,275,251
Floor price adjustment		The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement.
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized				275,000,000		275,000,000
Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Percentage of lowest daily Volume Weighted Average Price		90.00%
Description of equity facility financing agreement				500,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance;		500,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance;
Fair value of SEPA option		$ 0		$ 0		$ 0
Commitment fee payable		500,000
General and administrative expenses		$ 3,823,000
Maximum floor price		$ 2						$ 2
Maximum percentage of closing price on trading day		75.00%
Floor price adjustment		The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement.
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized		250,000,000		250,000,000		250,000,000	250,000,000
Common stock, shares outstanding				17,910,455		13,708,122	2,560,926
Common stock shares issued				17,910,455		13,708,122
Class A Common Stock [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock par value		$ 0.0001
Conversion of stock, shares converted				1,445,524
Percentage of voting power		9.99%
Percentage of outstanding shares		19.99%
Percentage of shares outstanding at the date of advance notice		9.99%
Total consideration payable in shares of class A common stock		$ 100,000,000
Percentage of average daily Volume Weighted Average Price		95.00%
Percentage of lowest daily Volume Weighted Average Price		96.00%
Cash structuring fee		$ 35,000
Common stock price per share		$ 10
Maximum conversion price		$ 2
Common stock shares issued		300,000
Aggregate fair value of comon stock issued		$ 3,288,000
Shares issued as payment of deferred fee				710,025
Class A Common Stock [Member] | Cantor Fee Agreement [Member]
Class of Stock [Line Items]
Common stock shares issued	1,113,927
Class A Common Stock [Member] | Demio [Member] | Shareholders and Founders [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Share issued			745,800
Class A Common Stock [Member] | Banzai International Inc [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted		2,328,823
Common stock, shares outstanding		1,432,443
Class A Common Stock [Member] | High Attendance [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Common stock par value									$ 0.0001
Class A Common Stock [Member] | High Attendance [Member] | Shareholder [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Share issued			81,908
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized		25,000,000		25,000,000		25,000,000	25,000,000
Common stock, shares outstanding				2,311,134		2,311,134	3,884,673
Common stock shares issued				2,311,134		2,311,134
Class B Common Stock [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock par value		$ 0.0001
Percentage of outstanding shares		19.99%
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares outstanding				20,221,589		16,019,256
Common stock shares issued				20,221,589		16,019,256